Securities - Contractual Maturity Data for Securities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Investment Holdings [Line Items]
Available for sale, Amortized Cost	$ 18,107	$ 3,425
Held to maturity, Amortized Cost	400,561	418,696
Available for sale, Fair Value	18,314	3,599
Held to maturity, Fair Value	409,554	421,064
Debt Securities [Member]
Investment Holdings [Line Items]
Available for sale, Due after one through five years, Amortized Cost	5,000
Held to maturity, Due less than one year, Amortized Cost	19,383	4,968
Held to maturity, Due after one through five years, Amortized Cost	85,398	94,948
Held to maturity, Due after five through ten years, Amortized Cost	25,497	20,003
Held to maturity, Due after ten years, Amortized Cost	5,774
Held to maturity, Amortized Cost	136,052	119,919
Available for sale, Due after one through five years, Fair Value	5,000
Held to maturity, Due less than one year, Fair Value	19,461	5,006
Held to maturity, Due after one through five years, Fair Value	86,186	96,184
Held to maturity, Due after five through ten years, Fair Value	26,269	20,357
Held to maturity, Due after ten years, Fair Value	5,826
Held to maturity, Fair Value	137,742	121,547
Mortgage-Backed Securities [Member]
Investment Holdings [Line Items]
Available for sale, Due after five through ten years, Amortized Cost	2,151
Available for sale, Due after ten years, Amortized Cost	10,956	3,425
Available for sale, Amortized Cost	13,107	3,425
Held to maturity, Due after one through five years, Amortized Cost	13,272	3,279
Held to maturity, Due after five through ten years, Amortized Cost	74,203	81,854
Held to maturity, Due after ten years, Amortized Cost	177,034	213,644
Held to maturity, Amortized Cost	264,509	298,777
Available for sale, Due after five through ten years, Fair Value	2,151
Available for sale, Due after ten years, Fair Value	11,163	3,599
Available for sale, Fair Value	13,314	3,599
Held to maturity, Due after one through five years, Fair Value	13,172	3,479
Held to maturity, Due after five through ten years, Fair Value	74,686	78,452
Held to maturity, Due after ten years, Fair Value	183,954	217,586
Held to maturity, Fair Value	$ 271,812	$ 299,517